STOCKHOLDERS’ EQUITY - Schedule of Estimate of the Fair Value of the Warrants and Assumptions (Details) - Q1 - Weighted Average	Mar. 31, 2024	Dec. 31, 2023
Volatility
Class of Stock [Line Items]
Warrants outstanding, measurement input	2.119	1.710
Expected term in years
Class of Stock [Line Items]
Warrants outstanding, measurement input	2,500	2.5
Dividend rate
Class of Stock [Line Items]
Warrants outstanding, measurement input	0.000	0.000
Risk-free interest rate
Class of Stock [Line Items]
Warrants outstanding, measurement input	0.0450	0.0412
Series B-1 Common And Series B-2 Common Warrants Member | Volatility
Class of Stock [Line Items]
Warrants outstanding, measurement input	1.563
Series B-1 Common And Series B-2 Common Warrants Member | Expected term in years
Class of Stock [Line Items]
Warrants outstanding, measurement input	1,630
Series B-1 Common And Series B-2 Common Warrants Member | Dividend rate
Class of Stock [Line Items]
Warrants outstanding, measurement input	0.000
Series B-1 Common And Series B-2 Common Warrants Member | Risk-free interest rate
Class of Stock [Line Items]
Warrants outstanding, measurement input	0.0465